SHARE-BASED COMPENSATION - Stock Option Activity (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding, beginning (in shares)	17,193,534	17,463,207
Granted (in shares)	11,551,507	519,271	17,642,130
Forfeited	(155,259)	(788,944)	(178,923)
Outstanding, ending (in shares)	28,589,782	17,193,534	17,463,207
Weighted average exercise price
Outstanding, beginning (in RNB per share)	¥ 4.8
Granted (in RMB per share)	5.2	¥ 4.8	¥ 4.8
Forfeited (in RMB per share)	4.8	4.8	4.8
Outstanding, ending (in RMB per share)	5.2	4.8
Weighted average grant-date fair value per option
Outstanding, beginning (in RMB per share)	1.9
Granted (in RMB per share)	4.9	1.9	1.9
Forfeited (in RMB per share)	1.9	1.9	¥ 1.9
Outstanding, ending (in RMB per share)	¥ 3.2	¥ 1.9
Options vested and expect to vest
Number of options	28,589,782
Weighted average exercise price (in RMB per share)	¥ 5.2
Weighted average grant-date fair value per option (in RMB per share)	¥ 3.2
Stock options outstanding and stock options exercisable
Number of shares	28,589,782
Weighted average remaining contractual life (years)	3 years 2 months 12 days
Weighted average exercise price (in RMB per share)	¥ 5.2
External consultants
Other disclosures
Forfeitable and unvested (in shares)	600,000	1,066,667
Employee stock options
Other disclosures
Forfeitable and unvested (in shares)	0